Investments in Affiliated Companies - Summary Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$ 7,996	$ 8,012	$ 7,919	$ 9,195	$ 8,294	$ 8,994	$ 8,734	$ 8,658	$ 33,122	$ 34,680	$ 35,857
Majority-Owned Subsidiary, Unconsolidated [Member]
Schedule of Equity Method Investments [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.									354	348
Net income									$ 354	$ 348